Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and due from banks	$ 19,144	$ 14,846
Available-for-sale securities	98,702	111,978
Loans held for sale	6,147	5,238
Loans, net of unearned income	463,389	442,554
Allowance for loan losses	(6,811)	(6,529)
Premises and equipment, net	12,633	13,773
Federal Reserve and Federal Home Loan Bank Stock, at cost	3,748	3,685
Foreclosed assets held for sale, net	2,367	1,830
Interest receivable	1,235	1,635
Goodwill	16,353	16,353
Core deposits and other intangibles	1,219	1,849
Purchased software	330	159
Cash value of life insurance	12,577	12,224
Deferred income taxes	177	2,286
Mortgage servicing rights	3,775	2,820
Other assets	3,249	3,963
Total assets	638,234	628,664
Deposits
Non interest bearing demand	77,799	65,963
Interest bearing NOW	117,289	107,446
Savings	57,461	49,665
Money Market	80,381	74,244
Time Deposits	194,071	221,447
Total deposits	527,001	518,765
Short-term borrowings	10,333	18,779
Notes payable	1,702	2,788
Federal Home Loan Bank advances	21,000	12,776
Trust preferred securities	20,620	20,620
Interest payable	138	2,953
Other liabilities	4,156	4,051
Total liabilities	584,950	580,732
Commitments and Contingent Liabilities
Stockholders' Equity
Preferred stock, $0.00 stated value; authorized 200,000 shares; 0 shares issued
Common stock, $2.50 stated value; authorized 10,000,000 shares; 5,027,433 shares issued	12,569	12,569
Additional paid-in capital	15,374	15,323
Retained earnings	25,280	20,466
Accumulated other comprehensive income	1,830	1,343
Treasury stock, at cost - 165,654 shares	(1,769)	(1,769)
Total stockholders' equity	53,284	47,932
Total liabilities and stockholders' equity	$ 638,234	$ 628,664